OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Financial Items [Abstract]
Loss on foreign currency translation	$ (1.7)	$ (1.3)